Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 Financial Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 3 of fair value hierarchy [member]
Schedule of Level 1 Financial Liabilities [Line Items]
Balance	$ 396	$ 555
Change in fair value of warrants issued to investors	(396)	(159)
Balance		396
Level 1 of fair value hierarchy [member]
Schedule of Level 1 Financial Liabilities [Line Items]
Balance	4,159	137
Issuance of warrants in connection with the IPO of Jeffs’ Brands		7,640
Changes in fair value of warrants issued in connection with the IPO of Jeffs’ Brands	(2,285)	(3,490)
Changes in fair value of warrants issued to lenders of Jeffs’ Brands upon IPO		(128)
Balance	$ 1,874	$ 4,159